Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based compensation recognized in costs and expenses

Share-based compensation recognized in costs and expenses for the years ended December 31, 2020, 2021 and 2022 are as follows (in thousands):

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cost of revenues	2,613	3,052	2,802
Sales and marketing expenses	1,764	1,704	1,842
General and administrative expenses	3,648	3,244	2,215
Technology and product development expenses	1,358	1,582	1,022
Total	9,383	9,582	7,881

16. Share-based Compensation (Continued)

Summary of share option activities

A summary of the Company’s share option activities for the years ended December 31, 2020, 2021 and 2022 is presented below:

		Weighted	Weighted Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise Price	Contractual Life	Intrinsic Value
		US$	Years	US$ in Million
Outstanding as of January 1, 2020	42,743,000	0.47	6.4	—
Granted	11,330,103	0.19
Forfeited and expired	(1,847,750)	0.48
Exercised	—	—		—
Outstanding as of December 31, 2020	52,225,353	0.41	6.2	—
Granted	1,730,000	0.21
Forfeited and expired	(3,616,991)	0.43
Exercised	—	—		—
Outstanding as of December 31, 2021	50,338,362	0.40	5.5	—
Granted	—	—
Forfeited and expired	(8,862,859)	0.44
Exercised	—	—		—
Outstanding as of December 31, 2022	41,475,503	0.40	4.8	—
Exercisable as of December 31, 2022	32,490,503	0.42	4.1	—
Vested and expected to vest as of December 31, 2022	38,769,441	0.40	4.6	—

Share options valuation assumption	The key assumptions used in determining the fair value of options granted during the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the Years Ended December 31,
	2020	2021	2022
Expected volatility rate	58.59%-74.15%	65.34%-68.45%	N/A
Expected dividend yield	—	—	N/A
Expected term (years)	0.50-6.16	6.16	N/A
Risk-free interest rate (per annum)	1.14%-2.37%	1.32%-1.72%	N/A